SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION

Cash Account Trust
DWS Government & Agency Securities Portfolio
DWS Tax-Exempt Portfolio
DWS California Tax-Free Income Fund
DWS Capital Growth Fund
DWS Communications Fund
DWS Core Equity Fund
DWS CROCI® Equity Dividend Fund
DWS CROCI® International Fund
DWS CROCI® U.S. Fund
DWS Emerging Markets Equity Fund
DWS Emerging Markets Fixed Income Fund
DWS Enhanced Commodity Strategy Fund
DWS Equity 500 Index Fund
DWS ESG Core Equity Fund
DWS ESG Global Bond Fund
DWS ESG International Core Equity Fund
DWS ESG Liquidity Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Macro Fund
DWS Global Small Cap Fund
DWS GNMA Fund
DWS Government Cash Management Fund
DWS Government Cash Reserves Fund Institutional
DWS Government Money Market Series
DWS Health and Wellness Fund
DWS High Income Fund
DWS Intermediate Tax-Free Fund
DWS International Growth Fund
DWS Large Cap Focus Growth Fund
DWS Latin America Equity Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Money Market Prime Series
DWS Multi-Asset Conservative Allocation Fund
DWS Multi-Asset Growth Allocation Fund
DWS Multi-Asset Moderate Allocation Fund
DWS New York Tax-Free Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF MLP & Energy Infrastructure Fund
DWS RREEF Real Assets Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Science and Technology Fund
DWS Short Duration Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic High Yield Tax-Free Fund
DWS Total Return Bond Fund
Investors Cash Trust
DWS Treasury Portfolio
Deutsche DWS Variable Series I:
DWS Bond VIP
DWS Capital Growth VIP
DWS Core Equity VIP
DWS CROCI® International VIP
DWS Global Small Cap VIP
Deutsche DWS Variable Series II:
DWS Alternative Asset Allocation VIP
DWS CROCI® U.S. VIP
DWS Global Equity VIP
DWS Global Income Builder VIP
DWS Government Money Market VIP
DWS High Income VIP
DWS International Growth VIP
DWS Small Mid Cap Growth VIP
DWS Small Mid Cap Value VIP
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index VIP
DWS Small Cap Index VIP

The following information replaces the existing similar disclosure in the “PART II: APPENDIX II-C — CONTRACTUAL FEE RATES OF SERVICE PROVIDERS” section in Part II of the fund’s Statement of Additional Information.
Fee payable to DSC for transfer agency and shareholder services. DSC receives an annual fixed fee and annual per account fees. The annual fixed and per account fees are charged each month on a prorated basis to each class of the funds based on the number of open accounts within the class during the month. The DWS money market funds pay additional fixed fees for certain services specific to the DWS money market funds. Smaller fees are also charged for closed accounts for which information must be retained on DSC’s system for up to 18 months after closing for tax reporting purposes.
Certain out-of-pocket expenses incurred by DSC, including expenses of printing and mailing routine fund documents, costs of record retention and transaction processing costs are reimbursed by a fund or are paid directly by a fund. Certain additional out-of-pocket expenses, including costs of computer hardware and software, third party record-keeping fees in excess of 0.25%, printing of shareholder educational materials and processing of proxy statements, may only be reimbursed by a fund with the prior approval of the Board.
Please Retain This Supplement for Future Reference
May 27, 2020
SAISTKR20-10